LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2015
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:
	September 30,
	2014	2015
	RMB	RMB
Land use rights	37,675	38,576
Accumulated amortization	(5,876)	(6,854)

Land use rights, net	31,799	31,722

Land use rights with net values of RMB14,972 and RMB18,519 have been pledged as collateral for bank loans as of September 30, 2014 and 2015. Amortization expenses for the years ended September 30, 2013, 2014 and 2015 were RMB942, RMB1,027 and RMB978, respectively.